Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS III
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	afiii_SupplementTextBlock

AMG FUNDS III

AMG MANAGERS SPECIAL EQUITY FUND

Supplement to Prospectus dated May 1, 2015

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Managers Special Equity Fund (the "Fund") currently offers Service Class shares and Institutional Class shares. In addition to the classes of shares of the Fund currently being offered, the Fund may from time to time issue R Shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Fund is subject to a different minimum initial investment requirement, as described in greater detail below.

R Shares are available for purchase exclusively through financial intermediaries and are also subject to a Distribution and Service Plan (12b-1 Plan) adopted by the Board of Trustees of AMG Funds III (the "Trust").

As a result of these differences in the distribution and servicing arrangements, R Shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in the Fund.

Performance

Because R Shares of the Fund have not commenced operations, the class has no performance history.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

R Shares
Management Fee	0.90%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver and Expense Reimbursements[1]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.61%

[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2016, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
R Shares	$164	$540	$940	$2,061

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Class R Shares | AMG Managers Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiii_SupplementTextBlock

AMG FUNDS III

AMG MANAGERS SPECIAL EQUITY FUND

Supplement to Prospectus dated May 1, 2015

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Managers Special Equity Fund (the "Fund") currently offers Service Class shares and Institutional Class shares. In addition to the classes of shares of the Fund currently being offered, the Fund may from time to time issue R Shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Fund is subject to a different minimum initial investment requirement, as described in greater detail below.

R Shares are available for purchase exclusively through financial intermediaries and are also subject to a Distribution and Service Plan (12b-1 Plan) adopted by the Board of Trustees of AMG Funds III (the "Trust").

As a result of these differences in the distribution and servicing arrangements, R Shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in the Fund.

Performance

Because R Shares of the Fund have not commenced operations, the class has no performance history.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

R Shares
Management Fee	0.90%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver and Expense Reimbursements[1]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.61%

[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2016, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
R Shares	$164	$540	$940	$2,061

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because R Shares of the Fund have not commenced operations, the class has no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because R Shares of the Fund have not commenced operations, the class has no performance history.
Class R Shares | AMG Managers Special Equity Fund | R Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[1]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	940
10 Years	rr_ExpenseExampleYear10	2,061

[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2016, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.